DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk and other price risk), credit risk and liquidity risk. The company selectively uses derivative financial instruments principally to manage these risks.
The aggregate notional amount of the company’s derivative positions at December 31, 2021 and 2020 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Foreign exchange	(a)	$63,083	$39,284
Interest rates	(b)	55,899	61,111
Equity derivatives	(c)	4,448	2,081

Commodity instruments	(d)
Energy (GWh)		35,156	27,564
Natural gas (MMBtu – 000’s)		246,375	121,468
a)    Foreign Exchange
The company held the following foreign exchange contracts with notional amounts at December 31, 2021 and 2020:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2021	2020	2021	2020
Foreign exchange contracts
Canadian dollars	$11,689	$7,539	0.81	0.76
British pounds	12,089	3,986	1.19	1.31
European Union euros	9,939	4,561	1.14	1.17
Australian dollars	4,791	2,632	0.72	0.69
Indian rupee	3,281	1,288	78.90	77.56
Chilean peso	—	159	—	770.89
Korean won[1]	756	700	1,151	1,175
Chinese yuan[1]	2,484	1,633	6.02	7.05
Japanese yen[1]	793	212	111.27	105.82
Colombian pesos[1]	740	96	3,937	3,621
Brazilian reais	1,291	276	0.16	0.19
Swedish krona	1,475	1,647	9.08	8.58
Other currencies	2,799	903	Various	Various
Cross currency interest rate swaps
Canadian dollars	5,566	6,868	0.63	0.77
European Union euros	848	1,914	1.06	1.06
Australian dollars	1,317	1,374	0.98	0.53
Japanese yen[1]	750	750	113.33	113.33
British pounds	298	275	1.48	1.49
Colombian pesos[1]	—	88	—	3,880
Foreign exchange futures
Brazilian reais	175	105	0.18	0.19
Foreign exchange options
Canadian dollars	—	2,030	—	0.74
European Union euros	1,430	245	1.11	1.17
Indian rupee	572	—	74.56	—
1.Average rate is quoted using USD as base currency.
Included in net income are unrealized net losses on foreign currency derivative contracts amounting to $53 million (2020 – losses of $41 million) and included in the cumulative translation adjustment account in other comprehensive income are gains in respect of foreign currency contracts entered into for hedging purposes amounting to $367 million (2020 – gains of $28 million).
b)    Interest Rates
At December 31, 2021, the company held interest rate swap and forward starting swap contracts having an aggregate notional amount of $28.6 billion (2020 – $30.2 billion), interest rate swaptions with an aggregate notional amount of $0.2 billion (2020 – $3.9 billion) and interest rate cap contracts with an aggregate notional amount of $27.1 billion (2020 – $27 billion).
c)    Equity Derivatives
At December 31, 2021, the company held equity derivatives with a notional amount of $4.4 billion (2020 – $2.1 billion) which includes $1.8 billion (2020 – $1.3 billion) notional amount that hedges long-term compensation arrangements. The balance represents common equity positions established in connection with the company’s investment activities as well as general equity market hedges. The fair value of these instruments was reflected in the company’s consolidated financial statements at year end.
d)    Commodity Instruments
The company has entered into energy derivative contracts primarily to hedge the sale of generated power. The company endeavors to link forward electricity sale derivatives to specific periods in which it expects to generate electricity for sale. All energy derivative contracts are recorded at an amount equal to fair value and are reflected in the company’s consolidated financial statements. The company has financial contracts outstanding on 246,375,000 MMBtu’s (2020 – 121,468,000 MMBtu’s) of natural gas as part of its electricity sale price risk mitigation strategy.
Other Information Regarding Derivative Financial Instruments
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2021 and 2020 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2021			2020
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$43,776	$582	$24	$39,128	$(479)	$10
Net investment hedges	43,997	407	(14)	17,788	182	10
	$87,773	$989	$10	$56,916	$(297)	$20
1.Notional amount does not include 17,753 GWh, 93,623 MMBtu – 000’s and 1,152 bbls – millions of commodity derivatives at December 31, 2021 (2020 – 13,950 GWh, 82,663 MMBtu – 000’s and 1,302 bbls – millions).
The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2021 and 2020, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2021	Unrealized Losses During 2021	Net Change During 2021	Net Change During 2020
Foreign exchange derivatives	$191	$(244)	$(53)	$(41)
Interest rate derivatives	332	(149)	183	(227)
Equity derivatives	788	(31)	757	850
Commodity derivatives	44	(227)	(183)	(42)
	$1,355	$(651)	$704	$540

The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2021 and 2020, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2021				2020
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$8,836	$1,829	$268	$10,933	$12,178
Interest rate derivatives	9,409	10,012	240	19,661	27,080
Equity derivatives	3,334	1,019	—	4,353	2,081
Commodity instruments
Energy (GWh)	2,335	12,602	2,466	17,403	13,613
Natural gas (MMBtu – 000’s)	134,298	18,455	—	152,753	38,805
Elected for hedge accounting
Foreign exchange derivatives	$16,494	$34,763	$893	$52,150	$27,106
Interest rate derivatives	11,494	22,846	1,898	36,238	34,032
Equity derivatives	95	—	—	95	—
Commodity instruments
Energy (GWh)	6,165	7,780	3,809	17,754	13,950
Natural gas (MMBtu – 000’s)	58,741	34,882	—	93,623	82,664